Interest, advances, promissory notes payable and loan payable (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest Advances Promissory Notes Payable And Loan Payable
Beginning Balance	$ 1,842,982
Loan proceeds received		1,779,250
Proceeds allocated to additional paid-in capital as benefit		(113,912)
Accreted interest on loan	48,020	23,315
Borrowing cost (recorded in interest expense)	150,010	72,834
Foreign exchange adjustment	35,827	81,495
Accrued interest (recorded in interest expense)	111,676
Ending Balance	$ 2,188,515	$ 1,842,982